Note 18 - Financial Risk Management	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
NOTE 18.	FINANCIAL RISK MANAGEMENT

Overview

The Group is exposed to market risk, liquidity risk and credit risk. The Group’s management seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The Board of Directors, together with senior management, is involved in the risk assessment process. The Group has not
utilized derivatives for hedging purposes.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group is exposed to three
types of market risk: Interest rate risk, foreign currency risk and equity price risk. Financial instruments affected by market risk include loans and borrowings, trade receivables, trade payables, accrued liabilities and listed equity instruments.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

In
2019,
the Group obtained a credit facility from a financial institution. Loans under the credit facility, denominated in Indian Rupee, were used to partially fund the microlending business in India. As of
December 31, 2019,
the total amount of loans under the credit facility was
US$42,247
thousand. The resulting positive impact to our financing cash flow was offset by the Group transferring
US$52,878
thousand into an U.S. Dollar denominated escrow account as collateral for these loans; which has been classified as a receivable and as such, as a cash outflow under investing activities in the Statement of Cash Flows. The interest rate on these loans is based on the bank’s
6
-month marginal cost of funds-based lending rate plus
0.3%.
As of year-end
2019,
that rate was in the range from
8.7%
to
9.0%.

Except for the above, the Group’s exposure to interest risk is immaterial. Financial liabilities other than loans under the credit facility have fixed interest rates and future interest payments on these will thus not
fluctuate. The Group expects to settle all financial liabilities at maturity, meaning changes in market interest rates will only impact their fair value temporarily. Financial assets are not
interest-bearing, except for deposits with banks.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Our exposure to the risk of changes in foreign exchange rates relates primarily to our consolidated results being presented in U.S. Dollar, while our revenues are generated in nearly all global currencies, though often converted to USD or EUR before being paid to us from our partners. The Group incurs operating expenses in various currencies, including the Norwegian krone, Chinese renminbi, Polish zloty, Swedish krone, Indian rupee, Kenyan shilling, Nigerian naira and the Euro. Additionally, the Group is exposed to foreign currency risk due to monetary items recognized in the balance sheet being denominated in currencies other than the functional currency, which for most of the Group’s entities is the U.S. Dollar. Management is closely monitoring the Group’s exposure to foreign currency risk and seeks to minimize its exposure to such risk. The Group was not
exposed to material foreign currency risk in
2018
and
2019.

Equity price risk

The Group is exposed to equity price risk related to its holding of publicly traded equity securities. Such holdings are susceptible to market price risk arising from uncertainties about future values of such securities.

Our investment in publicly traded securities is overseen by the Group’s CEO and conducted within a
US$70
million capital allocation.

As of
December 31, 2019,
the fair value of such holdings was
US$42,146
thousand (
2018:
US$667
thousand).

The net gain from publicly traded securities in
2019
was
US$8,477
thousand (
2018:
net loss of
US$1,485
thousand). The Group did
not
invest in publicly traded equity securities in
2017.

The primary objective is to preserve capital while generating long-term capital growth by achieving the highest possible return on invested capital relative to the risk taken. The company seeks to invest in liquid equity instruments in order to reduce costs when instruments are to be realized.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The group is not
exposed to material liquidity risk given its significant cash position and low debt-to-equity ratio as of
December 31, 2019.
See Note
17
 for an overview of maturity profile on the Group’s financial liabilities.

Credit risk

Credit risk is the risk that a counterparty will
not
meet its obligations under a financial instrument or customer contract, leading to a financial loss for the Group.

The Group is exposed to credit risk from its operating activities, primarily loans to customers and trade receivables, and from its cash management activities, including deposits with banks and financial institutions, and other receivables, such as loans to associates and joint ventures (details in Notes
27
and
28
). The Group’s revenue comes mainly from sales where settlement in cash generally takes place within
30
-
90
days of the invoice being issued, which is concurrently when the Group has an unconditional right to consideration. For some specific revenue streams, including those relating to OPay and Powerbets, settlement is agreed to extend beyond
90
days. Details of outstanding accounts receivable are disclosed in Notes
21
 and
28.
 The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets.

Credit risk for loans to customers

The Group is continuously monitoring its credit risk relating to microlending. Under the credit risk policies, the exposure is subject to regular reviews of risk tolerance levels. All operating decisions in terms of exposure and geographic profile are made in accordance with applicable risk management policies. Furthermore, the Group reviews the occurrence, progress and status of all credit risks, and takes appropriate actions to mitigate any adverse effects. Credit risk is measured by a variety of methods, including total outstanding loan balance, delinquency rates by aging, credit scorecards and by way of collection models. The objectives and policies to credit risk have not
changed relative to
2018,
though the processes and methods to measure and manage credit risk have been continuously evolving.

Management of risk concentration is conducted by using a variety of systems to monitor and track concentration. This enables quantification and analyzing of risks relating to concentration on a real-time basis.

Measurement of expected credit losses is calculated from analysis of the outstanding loans, including loan tenure and historical delinquency rates. When considering whether the credit risk has increased significantly, metrics including first
payment delinquency and delinquency by aging are evaluated.

When considering whether loans are credit impaired, management considers market and borrower indicators. The disappearance of an active market for the financial asset is an indicator of the need for credit-impairment, as is transactions of comparable financial assets at steep discounts that reflect incurred credit losses. Borrower indicators of credit-impaired financial assets include observing that a borrower has significant financial difficulties, breaches the loan agreement or enters into, or the likely entrance into, a form of reorganization (such as bankruptcy). The Group finds that these indicators reduce the likelihood of receiving payment of the outstanding loan balance. Forward-looking information is not
incorporated by the Group into the determination of expected credit losses, as reliable data supporting credit impairment is deemed not
to be available in the markets the Group offers microloans.

For loans to customers that are more than
180
days past due, the Group has
no
reasonable expectations of recovering the assets. These loans are written off.